Fresh-Start Accounting - Changes in Cash (Details) - USD ($) $ in Thousands		7 Months Ended	9 Months Ended	10 Months Ended
	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017
Changes in Cash and Cash Equivalents
Proceeds from issuance of preferred stock pursuant the Berry Rights Offerings		$ 0	$ 0	$ 0
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)				(451,000)
Cash and cash equivalents	$ 32,049	$ 2,927	$ 23,856	$ 33,905
Reorganization Adjustments
Changes in Cash and Cash Equivalents
Borrowings under the Emergence Credit Facility	400,000
Proceeds from issuance of preferred stock pursuant the Berry Rights Offerings	335,000
Cash receipt from Linn Energy, LLC for ad valorem taxes	23,366
Removal of restriction on cash balance (includes $128 previously recorded as short term)	197,942
Removal of restriction on cash balance, short term	128
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)	(897,663)
Payment to the holders of claims under the Pre-Emergence Credit Facility, bank fees	29
Payment to the holders of claims under the Pre-Emergence Credit Facility, interest	3,760
Payment of professional fees	(992)
Payment of Emergence Credit Facility fee that was capitalized	(151)
Funding of the general unsecured claims Cash Distribution Pool	(35,000)
Funding of the professional fees escrow account	(17,860)
Cash and cash equivalents	$ 4,642